Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Deferred tax
Available for offset against future taxable income	R 308,128	R 331,602
Utilised against taxable income	(197,176)	(211,270)
Not recognised as a deferred tax asset	R 110,952	R 120,332